Unaudited Interim Condensed Consolidated Statements of Stockholders Equity (Parentheticals) (USD $)	6 Months Ended
Jun. 30, 2012
Consolidated Statement of Stockholders Equity
Dividends declared and paid, per share	$ 0.45